Interest rate benchmark reform - Detail on the contractual maturity of the above exposures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments by type of interest rate [line items]
Equity - Other equity instruments	£ (8,621)	£ (8,323)
IBOR Reform [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	47,905
Non-derivative financial liabilities	(4,669)
Equity - Other equity instruments	(5,184)
Derivative notional contract amount	12,688,971
Standby facilities, credit lines and other commitments	108,202
IBOR Reform [member] | One to two years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	13,865
Non-derivative financial liabilities	(721)
Equity - Other equity instruments	0
Derivative notional contract amount	3,712,415
Standby facilities, credit lines and other commitments	23,090
IBOR Reform [member] | Over two years but not more than five years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	26,364
Non-derivative financial liabilities	(1,289)
Equity - Other equity instruments	0
Derivative notional contract amount	4,478,173
Standby facilities, credit lines and other commitments	80,575
IBOR Reform [member] | Later than five years and not later than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	3,407
Non-derivative financial liabilities	(1,831)
Equity - Other equity instruments	0
Derivative notional contract amount	2,875,413
Standby facilities, credit lines and other commitments	1,758
IBOR Reform [member] | Greater than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	4,269
Non-derivative financial liabilities	(828)
Equity - Other equity instruments	(5,184)
Derivative notional contract amount	1,622,970
Standby facilities, credit lines and other commitments	£ 2,779
GBP | IBOR Reform [member]
Disclosure of financial instruments by type of interest rate [line items]
Current Benchmark rate	GBP London Interbank Offered rate (LIBOR)
Non-derivative financial assets	£ 20,693
Non-derivative financial liabilities	(170)
Equity - Other equity instruments	(2,122)
Derivative notional contract amount	2,606,513
Standby facilities, credit lines and other commitments	18,169
GBP | IBOR Reform [member] | One to two years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	4,520
Non-derivative financial liabilities	(32)
Equity - Other equity instruments	0
Derivative notional contract amount	872,516
Standby facilities, credit lines and other commitments	4,827
GBP | IBOR Reform [member] | Over two years but not more than five years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	10,781
Non-derivative financial liabilities	(117)
Equity - Other equity instruments	0
Derivative notional contract amount	745,834
Standby facilities, credit lines and other commitments	11,752
GBP | IBOR Reform [member] | Later than five years and not later than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	1,544
Non-derivative financial liabilities	0
Equity - Other equity instruments	0
Derivative notional contract amount	473,388
Standby facilities, credit lines and other commitments	441
GBP | IBOR Reform [member] | Greater than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	3,848
Non-derivative financial liabilities	(21)
Equity - Other equity instruments	(2,122)
Derivative notional contract amount	514,775
Standby facilities, credit lines and other commitments	£ 1,149
USD | IBOR Reform [member]
Disclosure of financial instruments by type of interest rate [line items]
Current Benchmark rate	USD LIBOR
Non-derivative financial assets	£ 24,803
Non-derivative financial liabilities	(3,579)
Equity - Other equity instruments	(3,062)
Derivative notional contract amount	6,636,284
Standby facilities, credit lines and other commitments	74,008
USD | IBOR Reform [member] | One to two years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	8,381
Non-derivative financial liabilities	(464)
Equity - Other equity instruments	0
Derivative notional contract amount	2,019,027
Standby facilities, credit lines and other commitments	15,366
USD | IBOR Reform [member] | Over two years but not more than five years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	14,653
Non-derivative financial liabilities	(1,124)
Equity - Other equity instruments	0
Derivative notional contract amount	2,563,020
Standby facilities, credit lines and other commitments	56,579
USD | IBOR Reform [member] | Later than five years and not later than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	1,715
Non-derivative financial liabilities	(1,591)
Equity - Other equity instruments	0
Derivative notional contract amount	1,344,292
Standby facilities, credit lines and other commitments	455
USD | IBOR Reform [member] | Greater than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	54
Non-derivative financial liabilities	(400)
Equity - Other equity instruments	(3,062)
Derivative notional contract amount	709,945
Standby facilities, credit lines and other commitments	£ 1,608
EUR | IBOR Reform [member]
Disclosure of financial instruments by type of interest rate [line items]
Current Benchmark rate	Euro Overnight Index Average (EONIA)
Derivative notional contract amount	£ 1,082,190
EUR | IBOR Reform [member] | One to two years [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	395,558
EUR | IBOR Reform [member] | Over two years but not more than five years [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	416,670
EUR | IBOR Reform [member] | Later than five years and not later than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	207,656
EUR | IBOR Reform [member] | Greater than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Derivative notional contract amount	£ 62,306
JPY | IBOR Reform [member]
Disclosure of financial instruments by type of interest rate [line items]
Current Benchmark rate	JPY LIBOR
Non-derivative financial assets	£ 173
Non-derivative financial liabilities	(781)
Equity - Other equity instruments	0
Derivative notional contract amount	1,940,722
Standby facilities, credit lines and other commitments	0
JPY | IBOR Reform [member] | One to two years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	11
Non-derivative financial liabilities	(213)
Derivative notional contract amount	327,669
JPY | IBOR Reform [member] | Over two years but not more than five years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	144
Non-derivative financial liabilities	(43)
Derivative notional contract amount	582,200
JPY | IBOR Reform [member] | Later than five years and not later than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	0
Non-derivative financial liabilities	(240)
Derivative notional contract amount	731,942
JPY | IBOR Reform [member] | Greater than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	18
Non-derivative financial liabilities	(285)
Derivative notional contract amount	£ 298,911
CHF | IBOR Reform [member]
Disclosure of financial instruments by type of interest rate [line items]
Current Benchmark rate	CHF LIBOR
Non-derivative financial assets	£ 294
Non-derivative financial liabilities	0
Equity - Other equity instruments	0
Derivative notional contract amount	179,305
Standby facilities, credit lines and other commitments	74
CHF | IBOR Reform [member] | One to two years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	22
Non-derivative financial liabilities	0
Derivative notional contract amount	46,868
Standby facilities, credit lines and other commitments	0
CHF | IBOR Reform [member] | Over two years but not more than five years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	73
Non-derivative financial liabilities	0
Derivative notional contract amount	73,792
Standby facilities, credit lines and other commitments	74
CHF | IBOR Reform [member] | Later than five years and not later than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	88
Non-derivative financial liabilities	0
Derivative notional contract amount	46,010
Standby facilities, credit lines and other commitments	0
CHF | IBOR Reform [member] | Greater than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	111
Non-derivative financial liabilities	0
Derivative notional contract amount	12,635
Standby facilities, credit lines and other commitments	£ 0
Other [member] | IBOR Reform [member]
Disclosure of financial instruments by type of interest rate [line items]
Current Benchmark rate	All Other IBORs
Non-derivative financial assets	£ 1,942
Non-derivative financial liabilities	(139)
Equity - Other equity instruments	0
Derivative notional contract amount	243,957
Standby facilities, credit lines and other commitments	15,951
Other [member] | IBOR Reform [member] | One to two years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	931
Non-derivative financial liabilities	(12)
Derivative notional contract amount	50,777
Standby facilities, credit lines and other commitments	2,897
Other [member] | IBOR Reform [member] | Over two years but not more than five years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	713
Non-derivative financial liabilities	(5)
Derivative notional contract amount	96,657
Standby facilities, credit lines and other commitments	12,170
Other [member] | IBOR Reform [member] | Later than five years and not later than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	60
Non-derivative financial liabilities	0
Derivative notional contract amount	72,125
Standby facilities, credit lines and other commitments	862
Other [member] | IBOR Reform [member] | Greater than ten years [member]
Disclosure of financial instruments by type of interest rate [line items]
Non-derivative financial assets	238
Non-derivative financial liabilities	(122)
Derivative notional contract amount	24,398
Standby facilities, credit lines and other commitments	£ 22